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June 10, 1998

Reference: Accession Number: 0000950109-98-003497
           CIK: 0000892277
           Company: Ohio Municipals Portfolio
           File Number: 811-07204

An incorrect N-30D EDGAR filing was transmitted, accepted and disseminated on Many 27, 1998 for the above registrant.

Please disregard this erroneous this filing.

Ohio Municipals Portfolio
Eaton Vance